Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	EMERGING MARKETS GROWTH FUND INC
Central Index Key	0000794458
Amendment Flag	false
Document Creation Date	Aug. 31, 2016
Document Effective Date	Sep. 01, 2016
Prospectus Date	Sep. 01, 2016